Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents	$ 6,071	$ 9,292
USD [Member]
Cash and Cash Equivalents	5,545	6,718
NIS [Member]
Cash and Cash Equivalents	525	2,574
Other currencies [Member]
Cash and Cash Equivalents	$ 1	$ 0	[1]

[1]	Less than 1 thousand